UNITED STATES		OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION		OMB Number:	3235-4056
Washington, D.C. 20549		Expires:	March 31, 2012
Estimated average burden
FORM 24F-2		hours per response 	2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and Address of issuer:

Anchor Series Trust
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

2.	The name of each series or class of securities for which this Form is
	filed (if the Form is being filed for all series
	and classes of securities of the issuer, check the box but do not list series
	or classes):

3.	Investment Company Act File Number:         811-03836


	Securities Act File Number:                          2-86188


4(a).	Last day of fiscal year for which this Form is filed:

	December 31, 2010


4(b).	Check box if this Form is being filed late (i.e., more than 90 calendar
	days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).	Check box if this is the last time the issuer will be filing this Form.






Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i)     Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):		 $82,435,227

	(ii)    Aggregate price of securities redeemed or
		repurchased during the fiscal year:	 $60,361,023

	(iii)   Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	 $0

(iv)   Total available redemption credits[add Items 5(ii) and
		5(iii)]:	- $60,361,023

(v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:		 $22,074,204

(vi)  Redemption credits available for use in future years
		 -- if Item 5(i) is less than Item 5(iv) [subtract Item
		 5 (iv) from Item 5(i)]:	 $0

(vii) Multiplier for determining registration fee (See
		 Instruction C.9):	x	0.0001161

(viii) Registration fee due [multiply Item 5(v) by Item
		 5(vii)] (enter "0" if no fee is due):	=	 $2,563


6.	Prepaid Shares

		If the response to Item 5(I) was determined by deducting
		an amount of securities that were registered under the
		Securities Act of 1933 pursuant to rule 24e-2 as in effect
		before October 11, 1997, then report the amount of securities
		(number of shares or other units) deducted here:    -0-   .
		If there is a number of shares or other units that were
		registered pursuand to rule 24e-2
		remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
		years, then state that number here:    -0-.

	7.	Interest due -- if this Form is being filed more than 90 days
		after the end of the issuer's fiscal year
		(see Instruction D):
			+	 $0

	8.	Total of the amount of the registration fee due plus any interest
		due [line 5(viii) plus line 7]:

			=	 $2,563

	9.	Date the registration fee and any interest payment was sent to the
		Commission's lock box depository:	Date: March 31, 2011



		     Method of Delivery:
		                                                   Wire Transfer

		                                                   Mail or other means


		SIGNATURES

		This report has been signed below by the following persons on behalf of
		the issuer and in the capacities and on the dates indicated.


		By (Signature and Title)
		    Gregory R. Kingston, Assistant Treasurer


		Date  March 31, 2011

		*Please print the name and title of the signing officer below the signature.